Interest bearing debt, ING and Nordea - Export facility (Details) $ in Thousands	1 Months Ended	9 Months Ended
	Jul. 31, 2025 USD ($) Installment Building	Sep. 30, 2026 USD ($) Building
Credit Facility [Abstract]
Borrowings	$ 308,400	$ 498,716
ING and Nordea [Member] | Export Facility [Member]
Credit Facility [Abstract]
Borrowings	$ 308,400
Number of newbuilding subsidiaries | Building	4	4
Number of installments for repaying debt | Installment	48
Frequency of periodic repayment	quarterly
Debt quarterly repayment installment amount	$ 3,900
Debt repayment final payment	$ 127,200
Borrowings maturity period	12 years
Drawdown per vessel		$ 77,100
ING and Nordea [Member] | Export Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Interest rate spread	1.32%